SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Summary of Stock Option Activity
A summary of employees and directors option activity under the Company's Stock Option Plans as of December 31, 2015 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	4,702,920	15.54	3.22	30,474
Granted	1,562,000	18.96
Exercised	(600,393)	14.57
Expired	(160,000)	16.92
Forfeited	(302,866)	17.76

Outstanding at December 31, 2015	5,201,661	16.51	3.06	2,748

Exercisable at December 31, 2015	1,791,130	15.32	1.91	1,578

Vested and expected to vest at December 31, 2015	4,878,629	16.44	2.99	2,655

Summary of Stock Options Outstanding by Exercise Price Range
The options outstanding under the Company's Stock Option Plans as of December 31, 2015 have been separated into ranges of exercise price as follows:

Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$12.18-14.74	1,861,208	2.98	13.91	863,792	13.56
$15.09-19.30	2,557,703	2.67	16.69	927,338	16.96
$20.62-23.66	782,750	4.53	22.10	-	-

	5,201,661			1,791,130

Summary of RSU Activity
The following table summarizes information relating to RSUs, as well as changes to such awards during 2015:

Year ended December 31,
2015
Number in thousands

Outstanding at January 1, 2015	462,354
Granted	536,395
Vested	(76,729)
Forfeited	(103,656)

Outstanding as of December 31, 2015	818,364

Summary of Stock-Based Compensation Expense
Stock-based compensation was recorded in the following items within the consolidated statements of income:

	Year ended December 31,
	2013	2014	2015

Cost of sales	$53	$79	$141
Research and development	1,562	1,421	2,456
Selling and marketing	2,552	2,950	4,098
General and administrative	1,207	2,932	2,634

Total expenses	$5,374	$7,382	$9,329